Significant accounting policies (Policies)	12 Months Ended
Dec. 31, 2023
Significant accounting policies
Basis of preparation
(a)	Basis of preparation

The accompanying consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“GAAP”).

The consolidated financial statements are presented in Renminbi (“RMB”), rounded to the nearest thousands except share data and per share data, or otherwise noted.

Certain comparative items in the consolidated financial statements have been reclassified to conform to the current year’s presentation.

Recently Adopted Accounting Pronouncements

In June 2016, the FASB issued ASU 2016-13, Financial Instruments — Credit Losses (Topic 326), Measurement of Credit Losses on Financial Instruments. The guidance replaces the incurred loss impairment methodology with an expected credit loss model for which a company recognizes an allowance based on the estimate of expected credit loss. ASU 2016-13 was further amended in November 2019 by ASU 2019-10. The Group adopted the guidance on January 1, 2023, using the modified retrospective approach through a cumulative-effect adjustment to accumulated deficit as of the effective date to align the Group’s current processes for establishing an allowance for credit losses with the new guidance. Upon adoption, the Group recorded an adjustment of RMB1,028 (net of related impact on deferred taxes) to opening accumulated deficit related to the credit allowance for accounts receivable and prepayments and other current assets. The adoption of ASU 2016-13 did not have a material impact on the consolidated financial statements.

In October 2021, the FASB issued ASU 2021-08 Business Combinations (Topic 805) — Accounting for Contract Assets and Contract Liabilities from Contracts with Customers (“ASU 2021-08”). It requires issuers to apply ASC 606 Revenue from Contracts with Customers to recognize and measure contract assets and contract liabilities from contracts with customers acquired in a business combination. The Group adopted the new standard on January 1, 2023, and the adoption did not have a material impact on the consolidated financial statements.

Principles of consolidation
(b)	Principles of consolidation

The Company’s consolidated financial statements include the financial statements of the Company and its subsidiaries.

All intercompany transactions and balances among the Company and its subsidiaries have been eliminated upon consolidation.

Use of estimates
(c)	Use of estimates

The preparation of the Company’s consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the balance sheet date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Items subject to such estimates and assumptions include, but are not limited to, estimate of breakage, the fair value of share-based compensation awards, allowance for doubtful accounts, impairment of inventory and the impairment of long-lived assets. Changes in facts and circumstances may result in revised estimates. Actual results could differ from those estimates, and as such, differences may be material to the consolidated financial statements.

Convenience translation
(d)	Convenience translation

Translations of balances in the consolidated financial statements from RMB into United States dollars (“USD”) as of and for the year ended December 31, 2023 are solely for the convenience of the readers and were calculated at the rate of USD1.00=RMB7.0999 representing the exchange rate set forth in the H.10 statistical release of the Federal Reserve Board on December 29, 2023. No representation is made that the RMB amounts could have been, or could be, converted, realized or settled into USD at that rate on December 31, 2023, or at any other rate. The USD convenience translation is not required under U.S. GAAP and all USD convenience translation amounts in the accompanying consolidated financial statements are unaudited.

Functional currency and foreign currency translation
(e)	Functional currency and foreign currency translation

The Group’s reporting currency is RMB. RMB is the currency of the primary economic environment in which the Group operates. The functional currency of the Company and Hong Kong subsidiary is the United States dollars (“USD”). The functional currency of the Company’s PRC subsidiaries is the RMB. The Group determined its functional currency to be RMB based on the criteria of Accounting Standards Codification (“ASC”) 830, Foreign Currency Matters.

Transactions denominated in currencies other than the functional currency are remeasured into the functional currency at the exchange rates prevailing at the date of the transaction. Monetary assets and liabilities denominated in foreign currency are remeasured into the functional currency using the applicable exchange rate at the balance sheet date. The resulted exchange differences are recorded in the other (expenses) income, net in the consolidated statements of comprehensive income.

The results of foreign operations are translated into RMB at the exchange rates as of the balance sheet date for assets and liabilities, the average daily exchange rate for each month for income and expense items and the historical exchange rates for equity accounts. Translation gains and losses are recorded in other comprehensive income (loss) and accumulated in the translation adjustment component of equity until the sale or liquidation of the foreign entity.

Cash and cash equivalents
(f)	Cash and cash equivalents

Cash and cash equivalents comprise cash at bank and on hand, and highly liquid investments. The Group considers highly liquid investments that are readily convertible into known amounts of cash and with a maturity of three months or less when purchased to be cash equivalents. The Group’s cash and cash equivalents are deposited in financial institutions at the following locations:

	As of December 31,
	2022	2023
	RMB	RMB
Financial institutions in the mainland PRC
—Denominated in Chinese Renminbi (“RMB”)	1,290,408	2,414,169
—Denominated in USD	3,541	3,614
Total cash balances held at mainland PRC financial institutions	1,293,949	2,417,783
Hong Kong
—Denominated in RMB	9,884	9,904
—Denominated in USD	5,990	194,145
Total cash balances held at the Hong Kong financial institutions	15,874	204,049
Cayman Islands
—Denominated in RMB	273	272
—Denominated in USD	279,065	218,703
Total cash balances held at the Cayman Islands financial institutions	279,338	218,975
Total cash and cash equivalents balances held at financial institutions	1,589,161	2,840,807

Restricted cash
(g)	Restricted cash

Restricted cash mainly consists of security deposits as requested by local government agencies and landlords. Restricted cash is classified as either current or non-current based on when the funds will be released in accordance with the terms of the respective agreement for the establishment.

Short-term investments
(h)	Short-term investments

Short-term investments include wealth management products with original maturities less than one year when purchased, which are with variable return and principal amounts are not guaranteed. These investments are placed with financial institutions and measured at fair value. The fair value change of the short-term investments was recorded in gain from short-term investments in the consolidated statements of comprehensive income.

Accounts receivable, net
(i)	Accounts receivable, net

Accounts receivable primarily consists of receivables from franchisees, corporate customers, travel agencies and hotel guests, which are recognized and carried at the original invoice amount less an allowance for doubtful accounts. The Group establishes an allowance for doubtful accounts based upon the current expected credit losses (“CECL”) model. The CECL model requires an estimate of the credit losses expected over the life of accounts receivable since initial recognition, and accounts receivable with similar risk characteristics are grouped together when estimating CECL. In assessing the CECL, the Group considers both quantitative and qualitative information that is reasonable and supportable, including historical credit loss experience, adjusted for relevant factors impacting collectability and forward-looking information indicative of external market conditions. Accounts receivable balances are charged off against the allowance after all means of collection have been exhausted. As of December 31, 2022 and 2023, the Group does not have any off-balance-sheet credit exposure relate to its franchisees and other customers.

Contract costs
(j)	Contract costs

Contract costs are the incremental costs of obtaining a contract with a customer. Incremental costs of obtaining a contract are those costs that the Group incurs to obtain a contract with a customer that it would not have incurred if the contract had not been obtained (e.g. an incremental sales commission). Incremental costs of obtaining a contract are capitalized when incurred if the costs relate to revenue which will be recognized in a future reporting period and the costs are expected to be recovered. Other costs of obtaining a contract are expensed when incurred. Capitalized contract costs are amortized on straight-line basis over the fixed franchise and management agreement term considering the expected beneficial period from the contract cost asset is the fixed contract term. Capitalized contract costs are stated at cost less accumulated amortization and impairment losses.

Contract costs capitalized as of December 31, 2022 and 2023 relate to the incremental sales commissions paid to the Group’s sales personnel whose selling activities resulted in customers entering into franchise and management agreements with the Group. Contract costs are recognized as part of selling and marketing expenses in the consolidated statements of comprehensive income in the period in which revenue from the franchise fees is recognized. The amount of capitalized costs recognized in the consolidated statements of comprehensive income for the years ended December 31, 2021, 2022 and 2023 were RMB7,870, RMB9,832 and RMB12,318, respectively.

Inventories
(k)	Inventories

Inventories mainly consists of lifestyle products, small appliances and daily consumables, which are stated at the lower of cost and net realizable value. Cost of inventories is determined using the weighted average cost method. Valuation of inventories is based on currently available information about net realizable value. The estimate is dependent upon factors such as historical trends of similar merchandise, inventory aging, historical and forecasted consumer demand and promotional environment. When evidence exists that the net realizable value of inventory is lower than its cost, a write-down is recognized in operating costs in the consolidated statements of comprehensive income in the period when it occurs.

Property and equipment, net
(l)	Property and equipment, net

Property and equipment are stated at cost less accumulated depreciation and any impairment.

The estimated useful lives are presented below.

Leasehold improvements	Shorter of the lease term and the estimated useful lives of the assets
Equipment, fixtures and furniture, and other fixed assets	5 - 10 years

Depreciation commences when the asset is ready for its intended use. Depreciation on property and equipment is calculated on the straight-line method over the estimated useful lives of the assets.

Expenditures for repairs and maintenance are expensed as incurred. Gains or losses arising from the disposal of an item of property and equipment are determined as the difference between the net disposal proceeds and the carrying amount of the item and are recognized in profit or loss on the date of disposal.

Capitalized interest
(m)	Capitalized interest

Interest costs that are directly attributable to the construction of an asset which necessarily takes a substantial period of time to get ready for its intended use are capitalized as part of the cost of that asset. The capitalization of interest costs as part of the cost of a qualifying asset commences when expenditure for the asset is being incurred, interest costs are being incurred and activities that are necessary to prepare the asset for its intended use are in progress. Capitalization of interest costs is ceased when the asset is substantially complete and ready for its intended use.

A reconciliation of total interest costs to interest expense as reported in the consolidated statements of comprehensive income for the years ended December 31, 2021, 2022 and 2023 is as follows:

	Years ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Total interest expense	9,469	6,501	5,005
Less: interest expense capitalized	(1,532)	—	—
Interest expense	7,937	6,501	5,005

Intangible assets, net
(n)	Intangible assets, net

Intangible assets consist primarily of software.

Amortization of finite-lived intangible assets is computed using the straight-line method over the estimated useful lives. The amortization period is as follows:

Purchased software	3 - 10 years

Leases
(o)	Leases

The Group adopted ASC 842 on January 1, 2022, using a modified retrospective method for leases that exist at, or are entered into after, January 1, 2022, and has not recast the comparative periods presented in the consolidated financial statements.

Prior to the adoption of ASC 842, operating leases were not recognized on the balance sheet, but rent expenses with fixed escalating payments and/or rent holidays were recognized on a straight-line basis over the lease term.

Upon the adoption of ASC 842, right-of-use assets and lease liabilities are recognized upon lease commencement for operating leases.

For operating leases, the lease liability is initially measured at the present value of the unpaid lease payments at the lease commencement date. The lease liability is subsequently measured at amortized cost using the effective-interest method. As the rate implicit in the lease cannot be readily determined, the Group uses the incremental borrowing rate at the lease commencement date in determining the imputed interest and present value of lease payments. The incremental borrowing rate is determined using a portfolio approach based on the rate of interest that the Group would have to borrow an amount equal to the lease payments on a collateralized basis over a similar term.

The lease term for all of the Group’s leases includes the noncancellable period of the lease plus any additional periods covered by either an option to extend (or not to terminate) the lease that the Group is reasonably certain to exercise, or an option to extend (or not to terminate) the lease controlled by the lessor.

For operating leases, the right-of-use asset is initially measured at cost, which comprises the initial amount of the lease liability adjusted for lease payments made at or before the lease commencement date, plus any initial direct costs incurred less any lease incentives received. The right-of-use asset is subsequently measured throughout the lease term at the carrying amount of the lease liability, plus unamortized initial direct costs, plus (minus) any prepaid (accrued) lease payments, less the unamortized balance of lease incentives received.

For operating leases, lease expense for lease payments is recognized on a straight-line basis over the lease term. Variable lease payments that do not depend on a rate or index are expensed as incurred.

Right-of-use assets for operating leases are occasionally reduced by impairment losses. See Note 2(p).

The Group monitors for events or changes in circumstances that require a reassessment of one of its leases. When a reassessment results in the remeasurement of a lease liability, a corresponding adjustment is made to the carrying amount of the corresponding right-of-use asset unless doing so would reduce the carrying amount of the right-of-use asset to an amount less than zero. In that case, the right-of-use asset is reduced to zero and the remainder of the adjustment is recorded in profit or loss.

The Group has elected not to recognize right-of-use assets and lease liabilities for short-term leases that have a lease term of 12 months or less. The Group recognizes the lease payments associated with its short-term leases as an expense on a straight-line basis over the lease term.

The Group’s leases generally include non-lease maintenance services (i.e. common area maintenance). The Group has elected the practical expedient to account for the lease and non-lease maintenance components as a single lease component. Therefore, the lease payments used to measure the lease liability include all the fixed consideration in the contract.

As of December 31, 2022 and 2023, the Group does not have any material finance leases.

Impairment of long-lived assets
(p)	Impairment of long-lived assets

Long-lived assets, such as property and equipment and operating lease right of use assets, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. For the purposes of impairment testing of long-lived assets of leased hotel, the Group has concluded that an individual hotel is the lowest level for which identifiable cash flows are largely independent of the cash flows of other assets and liabilities. When there are circumstances that require the long-lived assets of a hotel be tested for possible impairment, the Group first compares undiscounted cash flows generated by the assets to the carrying amount Key assumptions used in undiscounted cash flows include the average daily rates and occupancy rates. If the carrying amount of the long-lived assets is not recoverable on an undiscounted cash flow basis, an impairment is recognized to the extent that the carrying amount exceeds its fair value. Fair value is determined through various valuation techniques including discounted cash flow models, quoted market values and third-party independent appraisals, as considered necessary.

The Group recognized RMB60,517 of impairment losses of leased hotels, which included RMB55,403 for property and equipment and RMB5,114 for operating lease right of use assets, in hotel operating costs in the consolidated statements of comprehensive income for the year ended December 31, 2023. The impairment losses recognized were due to the carrying amounts of these long-lived assets were not recoverable by the undiscounted cash flows. The fair values of these long-lived assets were primarily represented by the price market participant would pay to sub-lease the operating lease right of use assets and acquire remaining property and equipment assets, which reflected the highest and best use of these assets. Significant unobservable inputs used in the fair value measurement include future market rental prices, which were determined with the assistance of an independent valuation specialist.

No impairment losses were recognized for long-lived assets for the years ended December 31, 2021 and 2022.

Business combination
(q)	Business combination

Business combination is recorded using the acquisition method of accounting. The assets acquired, the liabilities assumed, and any non-controlling interests of the acquiree at the acquisition date, if any, are measured at their fair values as of the acquisition date. Goodwill is recognized and measured as the excess of the total consideration transferred plus the fair value of any non-controlling interest of the acquiree and fair value of previously held equity interest in the acquiree, if any, at the acquisition date over the fair values of the identifiable net assets acquired. Consideration transferred in a business acquisition is measured at the fair value as of the date of acquisition.

Goodwill
(r)	Goodwill

Goodwill represents the excess purchase price over the estimated fair value of net assets acquired in a business combination.

Goodwill is not amortized but is tested for impairment annually or more frequently if events or changes in circumstances indicate that it might be impaired. Goodwill is tested for impairment at the reporting unit level on an annual basis and between annual tests if an event occurs or circumstances change that would more likely than not reduce the fair value of a reporting unit below its carrying value. These events or circumstances could include a significant change in business climate, legal factors, operating performance indicators, competition, or sale or disposition of a significant portion of a reporting unit. The Group performs its annual impairment review of goodwill at December 31 of each year.

The Group has determined that it has one reporting unit, which is also its only reportable segment.

The Group has the option to perform a qualitative assessment to determine whether it is more-likely-than not that the fair value of a reporting unit is less than its carrying value prior to performing the goodwill impairment test. If it is more-likely-than-not that the fair value of a reporting unit is greater than its carrying amount, the goodwill impairment test is not required. If the goodwill impairment test is required, the fair value of the reporting unit is compared with its carrying amount (including goodwill). If the carrying amount of a reporting unit exceeds its fair value, an impairment loss shall be recognized in an amount equal to that excess.

Application of the goodwill impairment test requires judgment, including the determination of the fair value of reporting unit. Estimating fair value is performed by utilizing various valuation techniques, with a primary technique being a discounted cash flow which requires significant judgments, including estimation of future cash flows, which is dependent on internal forecasts, estimation of the long-term rate of growth for the Group’s business, estimation of the useful life over which cash flows will occur, and determination of the Group’s weighted average cost of capital.

No impairment losses were recorded for goodwill for the years ended December 31, 2021, 2022 and 2023.

Value-added-tax ("VAT")
(s)	Value-added-tax (“VAT”)

Entities that are VAT general taxpayers are permitted to offset qualified input VAT paid to suppliers against their output VAT upon receipt of appropriate supplier VAT invoices on an entity-by-entity basis. When the output VAT exceeds the input VAT, the difference is remitted to tax authorities, usually on a monthly basis; whereas when the input VAT exceeds the output VAT, the difference is treated as VAT recoverable which can be carried forward indefinitely to offset future net VAT payables. VAT related to purchases and sales which have not been settled at the balance sheet date is disclosed separately as an asset and liability, respectively, in the consolidated balance sheet.

For entities engaged in hospitality industry, the input VAT credit is entitled to additional 10% deduction from April 1, 2019 to December 31, 2023. For the years ended December 31, 2021, 2022 and 2023, the Group recognized RMB12,864, RMB12,035 and RMB12,650 of input VAT additional deduction benefit, respectively, and included in other operating income in the consolidated statements of comprehensive income.

Asset retirement costs
(t)	Asset retirement costs

The Group’s asset retirement obligations are primarily related to its leased hotels, of which the majority are leased under long-term arrangements, and, in certain cases, are required to be returned to the landlords in their original condition. The fair value of a liability for an asset retirement obligation is recognized in the period in which it is incurred. The corresponding asset retirement costs are capitalized as part of the cost of leasehold improvements and are depreciated over the shorter of the asset’s useful life or the term of the lease subsequent to the initial measurement. The Group accretes the liability in relation to the asset retirement obligations over time and the accretion expense is recorded in hotel operating costs in the consolidated statements of comprehensive income.

Asset retirement obligations are recorded in other non-current liabilities. The following table summarizes the activities of the asset retirement obligation liability:

	As of December 31,
	2022	2023
	RMB	RMB
Balance at the beginning of the year	3,597	3,773
Accretion expense	176	185
Balance at the end of the year	3,773	3,958

Revenue recognition
(u)	Revenue recognition

Revenue is primarily derived from contracts of manachised hotels with third party franchisees, products and services in leased hotels, as well as sales of lifestyle products via the e-commence platforms and hotel shops.

Manachised hotel revenues

The franchise and management agreements primarily contain the following promised goods or services:

●	Intellectual Property (“IP”) license grants the right to access the Group’s hotel system IP, including brand names.
●	Pre-opening services (e.g. central reservation system installation service, and services related to the assistance on employees training and other hotel opening preparation activities).
●	Hotel management services include providing day-to-day management services of the hotels for the franchisees and central reservation system maintenance services.
●	Sales of hotel supplies and other products.

The promises to provide pre-opening services (e.g. information system installation service, and services related to the assistance on employees training and other hotel opening preparation activities) are not considered distinct performance obligation because they are highly interrelated with the IP license. Therefore, the promises to provide these pre-opening services have been combined with the related IP license as a single performance obligation.

Manachised hotel revenues are derived from franchise and management agreements where the franchisees are primarily required to pay (i) upfront franchise fees, (ii) continuing franchise fees, which primarily consist of on-going franchise and management fees, hotel managers fees and central reservation system usage and maintenance fees; and iii) fees for purchase of hotel supplies and other products.

The transaction prices are allocated to the performance obligations based on the standalone selling prices of each component.

Upfront franchise fees are typically fixed and collected upfront and recognized as revenue on a straight- line basis over the term of the franchise contract. The Group does not consider that the upfront franchise fees give rise to a significant financing component, since the primary purpose of the upfront franchise fee is to protect the Group from failure by franchisees to comply with the terms in the contract.

On-going franchise and management fees are generally calculated as a certain percentage of the revenues of the manachised hotel, which are due and payable on a monthly basis and revenue is recognized over time as services are rendered. Hotel managers fees are also billed and collected monthly and revenue is recognized over time as services are rendered. Central reservation system usage and maintenance fees are recognized as a certain percentage of the revenues generated from central reservation system channel.

Revenue from sales of hotel supplies and other products is recognized at a point of time when the control of the goods is transferred to the customers, generally when the goods are delivered to the customer and the customer has obtained the physical possession and legal title of the goods.

The Group also in certain cases provides hotel renovation services to franchisees to convert their buildings suitable for hotel use. When the renovation revenue can be reasonably measured, such revenue is recognized progressively over time using the output method, based on the surveys of performance by the Group’s experts who review the work performed to date under each contract. When the renovation revenue cannot be reasonably measured, such revenue is recognized only to the extent of contract costs incurred that are expected to be recovered. The hotel renovation service revenue is included in manachised hotels revenues in the consolidated statements of comprehensive income.

Leased hotel revenues

Leased hotel revenues are primarily derived from the rental of rooms, food and beverage sales and other ancillary services, including but not limited to laundry, parking and conference reservation. Each of these products and services represents a distinct performance obligation and, in exchange for these products and services, the Group receives fixed amounts based on published or negotiated prices. Payment is due in full at the time when the services are rendered or the goods are provided. Room rental revenue is recognized on a daily basis when rooms are occupied. Food and beverage revenue and other services revenue are recognized when they have been delivered or rendered to the guests as the respective performance obligations are satisfied.

Retail revenues

Revenues from sales from lifestyle products through the e-commence platforms and hotel shops are recognized when the control of the goods is transferred to the customers, generally when the goods are delivered to the customer and the customer has obtained the physical possession and the legal title of the goods.

Customer loyalty program

The Group invites its customers to participate in a membership program with different tiers of membership. Members could pay a membership fee for a higher membership tier.

Under the membership program, members earn loyalty points, which generally expire two years after being earned and can be redeemed for future products and services. Points earned by loyalty program members represent a material right to free or discounted goods or services in the future. The Group is responsible for providing or arranging for the provision of those free or discounted goods or services in exchange. The Group is acting as a principal if the members redeem the points for the room nights in leased hotels or other lifestyle products. The Group is acting as an agent if the members redeem the points for room nights in manachised hotels.

For points earned in leased hotels, a portion of the leased hotel revenues is deferred until the members redeem points. For points earned in manachised hotels, the Group collects a loyalty program management fee from manachised hotels at a fixed rate per point. Such loyalty program management fee is recognized on a net basis by netting off refunds to manachised hotels when members redeem the points for room nights in manachised hotels, and is included in manachised hotels revenues in the consolidated statements of comprehensive income.

The Group estimates breakage for loyalty points that members will never redeem based on the Group’s historical experience and expectations of future member behavior and re-assess the estimate at the end of each reporting period. The estimated breakage for points earned in manachised hotels are also recognized as manachised hotels revenues in the consolidated statements of comprehensive income.

Membership fee from the Group’s customer loyalty program is recognized on a straight-line basis over the membership period, which is included in other revenues in the consolidated statements of comprehensive income.

Contract assets and deferred revenue
(v)	Contract assets and deferred revenue

Contract assets primarily represent revenue earned that is not yet billable based on the terms of the contracts. The amount of impairment losses of contract assets recognized in the consolidated statements of comprehensive income for the years ended December 31, 2021, 2022 and 2023 were nil, nil and RMB28,819.

Cash proceeds received from customers are recorded as deferred revenue before the Group performs under the contracts.

Contract assets and deferred revenue are reported in a net position on an individual contract basis at the end of each reporting period. Contract assets are classified as current in the consolidated balance sheet when the Group expects to realize within one year from the balance sheet date. Deferred revenue is classified as current in the consolidated balance sheet when the Group expects to settle within one year from the balance sheet date.

Government grant
(w)	Government grant

Government subsidies are received from provincial and local governments for operating a business in their jurisdictions and compliance with specific policies promoted by the local governments. Such subsidies allow the Group full discretion to utilize the funds and are used by the Group for general corporate purposes. During the years ended December 31, 2021, 2022 and 2023, the Group received financial subsidies of RMB9,507, RMB26,059 and RMB70,529 from various local PRC government authorities, respectively, which primarily consist of government subsidies for headquarter office. There are no defined rules and regulations to govern the criteria necessary for companies to receive such benefits, and the amount of financial subsidy is determined at the discretion of the relevant government authorities. Such amounts are recorded as other operating income in the consolidated statements of comprehensive income, when received as the amount of the subsidies and the timing of payment are determined solely at the discretion of the relevant government authorities and there is no assurance that the Group will continue to receive any or similar subsidies in the future.

There were no significant commitment or contingencies for the government subsidies received for the years ended December 31, 2021, 2022 and 2023.

Advertising and promotion expenses
(x)	Advertising and promotion expenses

Advertising and promotion related expenses primarily consist of advertising costs including production costs of marketing materials and the promotion related service fees of e-commerce platforms for retail business, which are charged to the consolidated statements of comprehensive income as incurred and amounted to RMB64,226 and RMB74,963 and RMB302,459 for the years ended December 31, 2021, 2022 and 2023, respectively.

Technology and development expenses
(y)	Technology and development expenses

Technology and development expenses are expensed as incurred, mainly consist of (i) staff costs incurred for the self-developed hotel operation, reservation systems and other systems related to sales of hotel supplies and retail business, (ii) servers and cloud infrastructure costs, (iii) retail products development costs, (iv)other expenses related to technology and development functions.

Pre-opening expenses
(z)	Pre-opening expenses

For leased hotels, the Group expenses all costs incurred in connection with start-up activities. Pre- opening expenses primarily include rental expenses and staff costs incurred during the hotel pre-opening period.

Employee benefits

(aa) Employee benefits

Full time employees of the Group in the PRC participate in a government mandated defined contribution plan, pursuant to which certain pension benefits, medical care, employee housing fund and other welfare benefits are provided to the employees. Chinese labor regulations require that the Company’s PRC subsidiaries make contributions to the government for these benefits based on certain percentages of the employees’ salaries, up to a maximum amount specified by the local government. The Group has no legal obligation for the benefits beyond the contributions made.

Total amounts of such employee benefit expenses, which were expensed as incurred, were approximately RMB110,194, RMB129,254 and RMB160,825 and for the years ended December 31, 2021, 2022 and 2023.

Income taxes

(ab) Income taxes

Income taxes are accounted for under the asset and liability method. Deferred income tax assets and liabilities are recognized for the future tax consequences attributable to temporary differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases, as well as operating loss and tax credit carryforwards, if any. Deferred income tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the periods in which those temporary differences are expected to be recovered or settled. The effect on deferred income tax assets and liabilities of a change in tax rates or tax laws are recognized in the consolidated statements of comprehensive income in the period the change in tax rates or tax laws is enacted.

The Group reduces the carrying amounts of deferred tax assets by a valuation allowance, if based on the available evidence, it is “more-likely-than-not” that such assets will not be realized. Accordingly, the need to establish valuation allowances for deferred tax assets is assessed at each reporting period based on a “more-likely-than-not” realization threshold. This assessment considers, among other matters, the nature, frequency and severity of current and cumulative losses, forecasts of future profitability, the duration of statutory carryforward periods, and the Group’s experience with operating loss and tax credit carryforwards, if any, not expiring.

The Group recognizes in its financial statements the impact of a tax position if that position is “more likely-than-not” to prevail based on the facts and technical merits of the position. Tax positions that meet the “more-likely-than-not” recognition threshold is measured at the largest amount of tax benefit that has a greater than fifty percent likelihood of being realized upon settlement. Changes in recognition or measurement is reflected in the period in which the change in judgment occurs. Interest and penalties recognized related to unrecognized tax benefits are classified as income tax expense in the consolidated statements of comprehensive income.

Share based compensation

(ac) Share based compensation

The Group accounts for the compensation cost from share-based payment transactions with employees based on the grant-date fair value of the equity instrument issued.

For graded-vesting awards with service conditions only, the grant-date fair value of the award is recognized as compensation expense on a straight-line basis, over the period during which an employee is required to provide service in exchange for the award, which is generally the vesting period. The cumulative amount of compensation cost recognized at any point in time is at least equal the portion of the grant-date fair value of the award that is vested at that date. For graded vesting awards with service conditions and performance conditions, the compensation expense is recognized on a tranche-by-tranche basis when the performance goal becomes probable to achieve.

When no future services are required to be performed by the employee in exchange for an award of equity instruments, and if such award does not contain a performance or market condition, the cost of the award is expensed on the grant date.

Statutory reserve

(ad) Statutory reserve

In accordance with the Company Laws of the PRC, the PRC Entities registered as PRC domestic companies must make appropriations from its after-tax profit as determined under the PRC GAAP to non- distributable reserve funds including a statutory surplus fund and a discretionary surplus fund. The appropriation to the statutory surplus fund must be at least 10% of the after-tax profits as determined in accordance with the legal requirements in the PRC. Appropriation is not required if the surplus fund has reached 50% of the registered capital of the respective company. Appropriation to the discretionary surplus fund is made at the discretion of the respective company.

The use of the statutory reserves is restricted to the off-setting of losses or increasing capital of the respective company. All these reserves are not allowed to be transferred to their investors in terms of cash dividends, loans or advances, nor can they be distributed except under liquidation.

As of December 31, 2022 and 2023, the PRC statutory reserve funds amounted to RMB83,858 and RMB126,297, respectively.

Segment reporting

(ae) Segment reporting

The Group uses the management approach in determining its operating segments. The Group’s chief operating decision maker has been identified as the Chief Executive Officer, who reviews consolidated results when making decisions about allocating resources and assessing performance of the Group. For the purpose of internal reporting and management’s operation review, the Group’s Chief Executive Officer does not segregate the Group’s business by product or service lines. Management has determined that the Group has one operating segment, which is the Atour Group.

Contingencies

(af) Contingencies

In the normal course of business, the Group is subject to loss contingencies, such as legal proceedings and claims arising out of its business, that cover a wide range of matters, including but not limited to non-compliance respect to licenses and permits, franchise and management agreements and lease contracts, which are handled and defended in the ordinary course of business. An accrual for a loss contingency is recognized when it is probable that a liability has been incurred and the amount of loss can be reasonably estimated. If a potential material loss contingency is not probable but is reasonably possible, or is probable but cannot be estimated, then the nature of the contingent liability, together with an estimate of the range of possible loss if determinable and material, is disclosed.

Fair value measurements

(ag) Fair value measurements

The Group applies ASC 820, Fair Value measurements and Disclosures, for fair value measurements financial assets and financial liabilities and for fair value measurements of non-financial items that are recognized or disclosed at fair value in the financial statements on a recurring and non-recurring basis.

ASC 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability. ASC 820 also establishes a framework for measuring fair value and expands disclosures about fair value measurements.

ASC 820 establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. ASC 820 establishes three levels of inputs that may be used to measure fair value.

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to measurements involving significant unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

●	Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities that the Group has the ability to access at the measurement date.
●	Level 2 inputs are inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.
●	Level 3 inputs are unobservable inputs for the asset or liability.

The level in the fair value hierarchy within which a fair value measurement in its entirety falls is based on the lowest level input that is significant to the fair value measurement in its entirety. In situations where there is little, if any, market activity for the asset or liability at the measurement date, the fair value measurement reflects management’s own judgments about the assumptions that market participants would use in pricing the asset or liability. Those judgments are developed by management based on the best information available in the circumstances.

The Group classifies its short-term investments within Level 2 in the fair value hierarchy because it uses alternative pricing sources and models utilizing market observable inputs to determine their fair value.

The Group’s other financial instruments primarily include cash and cash equivalent, restricted cash, accounts receivable, prepayments and other current assets, amounts due from related parties, accounts payable, amounts due to related parties, accrued expenses and other payables, and short-term borrowings. The carrying amounts of these short-term financial instruments approximate their fair value due to their short-term nature.

Net income (loss) per ordinary share

(ah) Net income per ordinary share

Basic income per ordinary share is computed by dividing net income available to the Company’s ordinary shareholders by the weighted average number of ordinary shares outstanding during the year using the two-class method. Under the two-class method, net income is allocated between ordinary shares and other participating securities based on participating rights in undistributed earnings. Shares issuable for little to no consideration upon the satisfaction of certain conditions are considered as outstanding shares and included in the computation of basic earnings per share as of the date that all necessary conditions have been satisfied.

Diluted income per ordinary share is calculated by dividing net income available to the Company’s ordinary shareholders as adjusted for the effect of dilutive ordinary share equivalents, if any, by the weighted average number of ordinary and dilutive ordinary share equivalents outstanding during the year. Potential dilutive securities are not included in the calculation of diluted income per ordinary share if the impact is anti-dilutive.

Recently issued accounting pronouncements

(ai) Recently issued accounting pronouncements

In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280) — Improvements to Reportable Segment Disclosures (“ASU 2023-07”), requiring public business entities to provide disclosures of significant expenses and other segment items. The guidance also requires public entities to provide in interim periods all disclosures about a reportable segment’s profit or loss and assets that are currently required annually. For the Group, ASU 2023-07 is effective for annual periods from January 1, 2024, and for interim periods from January 1, 2025, with early adoption permitted. We don’t expect significant impact the adoption of this standard may have on the consolidated financial statements.

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740) — Improvements to Income Tax Disclosures (“ASU 2023-09”), requiring public business entities to provide additional information in the rate reconciliation and additional disclosures about income taxes paid. ASU 2023-09 is effective for the Group from January 1, 2025, with early adoption permitted. We don’t expect significant impact the adoption of this standard may have on the consolidated financial statements.

Risks and concentration

(aj) Risks and concentration

Foreign exchange risk

As the Group’s principal activities are carried out in the PRC, the Group’s transactions are mainly denominated in RMB, which is not freely convertible into foreign currencies. All foreign exchange transactions involving RMB must take place through the People’s Bank of China or other institutions authorized to buy and sell foreign exchange. The exchange rates adopted for the foreign exchange transactions are the rates of exchange quoted by the People’s Bank of China that are determined largely by supply and demand.

The management does not expect that there will be any significant currency risk for the Group during the reporting periods.

Credit risk

The Group’s credit risk primarily arises from cash and cash equivalents, short-term investments, accounts receivable and amount due from related parties. The carrying amounts of these financial instruments represent the maximum amount of loss due to credit risk.

The Group expects that there is no significant credit risk associated with the cash and cash equivalents, restricted cash and short-term investments which are held by reputable financial institutions. The Group believes that it is not exposed to unusual risks as these financial institutions have high credit quality.

Accounts receivable is unsecured and are primarily derived from revenue earned from manachised hotels. The risk with respect to accounts receivable is mitigated by credit evaluations performed on them.

Amounts due from related parties are unsecured and are derived from the hotel reservation payment collected by the related parties on behalf of the Group. The Group believes that it is not exposed to unusual risks as the related parties are reputable travel agencies.

Concentration

The Group’s hotel operating costs and retail costs include the costs of hotel supplies and retail products purchased from third party vendors. The following table summarizes vendors with greater than 10% of Group’s purchase of products.

	As of December 31,
	2021	2022	2023
Vendor A	*	*	14%
*	Less than 10%